INVESTMENTS IN ASSOCIATES AND OTHER COMPANIES (Details 3) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments In Associates And Other Companies
Opening balance as of January 1,		$ 27,585	$ 23,780	$ 20,309
Acquisition of investments (*)	[1]		3	1,123
Sale of investments
Participation in income		5,095	3,963	3,012
Dividends received		(38)	(116)	(217)
Other equity adjustments		(639)	(45)	(447)
Total		$ 32,003	$ 27,585	$ 23,780

[1]	See reference. part a) of this note.